Annual Total Returns[BarChart] - Small-Cap Growth ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.69%	12.48%	40.13%	1.91%	0.87%	19.83%	12.73%	(5.78%)	18.95%	17.43%